Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ (114,869)	$ (145,312)	$ 149,843	$ 190,938	$ 256,084	$ 228,702
Adjustments to reconcile net earnings (loss) to net cash provided (used) by operating activities:
Amortization of debt discount	2,196	7,163	11,279	19,044	21,296	19,718
Depreciation and other amortization	56,751	257,483	71,685	117,686	156,465	155,860
Amortization of fair value step-up in inventory	7,756	22,038	0	0	0	0
Fixed asset impairment		12,443	0
Provision for bad debt and revenue allowance	1,690	4,550	5,364	9,392	10,602	10,166
Write-off of deferred debt issuance costs	0	0	3,218	3,218	2,301	3,035
Equity-based compensation expense	306	989	15,879	81,354	32,781	32,506
Deferred income tax benefit	(47,200)	(100,704)	(21,061)	(26,839)	(61,216)	(15,123)
Excess tax benefit from equity-based payment arrangements	0	0	(2,082)	(2,439)	(1,505)	(1,214)
Unrealized loss (gain) on derivative instruments	9,519	19,011	(2,216)	(3,114)	3,061	910
Unrealized gain on revaluation of cross currency debt	(25,575)	(9,202)	0	0	0	0
Change in assets and liabilities:
Decrease (increase) in accounts receivable, net	(9,708)	18,120	3,586	12,804	2,717	(29,271)
Decrease (increase) in inventories, net	9,563	(29)	4,504	11,008	(51,266)	(11,953)
(Increase) decrease in prepaid expenses and other	(1,552)	(417)	(13,732)	25,953	3,497	(565)
Increase (decrease) in accounts payable	7,065	(6,981)	(8,585)	(17,227)	(3,005)	9,530
Increase (decrease) in accrued expenses and other	26,087	1,931	20,232	63,928	2,682	(30,196)
Increase (decrease) in tax liabilities, net	124	860	2,088	2,978	(13,731)	16,649
Increase (decrease) in deferred income taxes, net	273	(11)	(3,541)	(716)	(8,042)	(1,233)
Net cash provided (used) by operating activities	(77,574)	81,932	236,461	487,968	352,721	387,521
Cash flows from investing activities:
Additions to property, plant and equipment	(36,008)	(47,196)	(66,750)	(98,556)	(85,883)	(103,289)
Decrease (increase) in inventory to be converted into equipment for short-term rental	5,426	(623)	(7,239)	(5,925)	8,531	8,462
Dispositions of property, plant and equipment	732	1,284	913	1,464	2,100	4,976
Business acquired in purchase transaction, net of cash acquired	0			0	0	(173)
Dispositions of assets subject to leveraged lease, net	7,435			0	0	0
Increase in identifiable intangible assets and other non-current assets	(1,217)	(2,825)	(17,364)	(19,640)	(18,680)	(62,894)
Cash used to acquire equity	(5,185,359)			0	0	0
Net cash used by investing activities	(5,208,991)	(49,360)	(90,440)	(122,657)	(93,932)	(152,918)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398	239	0	0	0	0
Distribution to limited partners	(543)			0	0	0
Proceeds from revolving credit facility	0			0	0	105,000
Repayments of long-term debt and capital lease obligations	(1,534,130)	(11,658)	(13,830)	(20,774)	(222,727)	(334,000)
Proceeds (payments) on intercompany loans	0	0	0	0	0	0
Debt issuance costs		(111)	0
Proceeds from exercise of stock options and employee stock purchases		0	40,111	42,973	12,221	1,850
Settlement of convertible note warrants	(280,220)			0	0	0
Settlement of convertible debt hedges	314,856			0	0	0
Proceeds from exercise of stock options	0			42,973	12,221	1,850
Proceeds from the purchase of stock in ESPP and other	0			8,059	6,540	5,938
Excess tax benefit from equity-based payment arrangements	0	0	2,082	2,439	1,505	1,214
Purchase of immature shares for minimum tax withholdings	0	0	(3,681)	(3,855)	(1,741)	(1,419)
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes					0	0
Debt issuance costs – 2011 merger financing	0	0	(14,676)	(14,676)	0	0
Purchase of interest rate caps					0	0
First quarter 2011 refinancing of senior credit facility:
Repayments on senior credit facility - due 2013	0	0	(123,346)	(123,346)	0	0
Proceeds from senior credit facility - due 2016	0	0	146,012	146,012	0	0
Net cash provided (used) by financing activities	4,792,031	(11,530)	32,672	28,953	(204,202)	(221,417)
Effect of exchange rate changes on cash and cash equivalents	(1,925)	(720)	3,128	1,018	(1,141)	2,204
Net increase (decrease) in cash and cash equivalents	(496,459)	20,322	181,821	395,282	53,446	15,390
Cash and cash equivalents, beginning of period	711,885	215,426	316,603	316,603	263,157	247,767
Cash and cash equivalents, end of period	215,426	235,748	498,424	711,885	316,603	263,157
Cash paid for:
Interest, including cash paid under interest rate swap agreements		217,272	19,613
Income taxes, net of refunds	3,700	14,296	84,913	80,300	184,300	91,600
Non-cash investing activities:
Assets acquired under capital lease		2,442	0
Acquisition of intangible assets in exchange for settlement of trade receivables		$ 1,490	$ 0